Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - ESPP - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Description of Plan [Line Items]
EBP, Noninterest-Bearing Cash	$ 5,020,467	$ 4,516,327
EBP, Asset	5,020,467	4,516,327
EBP, Liability to Participant	5,020,467	4,516,327
EBP, Liability	5,020,467	4,516,327
EBP, Net Asset Available for Benefit	$ 0	$ 0